Schedule of Maturities of the Group’s Lease Liabilities (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Year ending July 31, 2026	$ 74,338
Year ending July 31, 2027	74,338
Year ending July 31, 2028	18,585
Total minimum lease payment	167,261
Less: interest	(15,618)
Present value of lease obligation	$ 151,642